LVIP Delaware Wealth Builder Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–50.72%
U.S. MARKETS–43.89%
Aerospace & Defense–1.49%
Lockheed Martin	907	$ 313,006
Northrop Grumman	2,800	1,008,420
Raytheon Technologies	11,879	1,021,119
		2,342,545
Air Freight & Logistics–0.00%
United Parcel Service Class B	14	2,549
		2,549
Automobiles–0.07%
†Tesla	131	101,588
		101,588
Banks–1.31%
Truist Financial	17,400	1,020,510
US Bancorp	17,500	1,040,200
		2,060,710
Biotechnology–0.53%
AbbVie	4,521	487,680
Amgen	1,603	340,878
		828,558
Capital Markets–1.38%
Ameriprise Financial	1,291	340,979
Artisan Partners Asset Management Class A	6,540	319,937
BlackRock	542	454,554
Blackstone	2,552	296,899
Diamond Hill Investment Group	792	139,123
Invesco	13,637	328,788
S&P Global	695	295,298
		2,175,578
Chemicals–0.73%
Dow	4,039	232,485
DuPont de Nemours	13,500	917,865
		1,150,350
Communications Equipment–1.40%
Cisco Systems	23,089	1,256,734
Motorola Solutions	4,100	952,512
		2,209,246
Consumer Finance–0.97%
Discover Financial Services	10,466	1,285,748
Synchrony Financial	5,007	244,742
		1,530,490
Diversified Telecommunication Services–1.20%
AT&T	17,314	467,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	26,409	$ 1,426,350
		1,894,001
Electric Utilities–0.86%
Edison International	17,500	970,725
NRG Energy	9,073	370,451
PPL	137	3,819
		1,344,995
Electronic Equipment, Instruments & Components–0.12%
TE Connectivity	1,333	182,914
		182,914
Entertainment–0.74%
†Take-Two Interactive Software	1,594	245,587
†Walt Disney	5,410	915,210
		1,160,797
Equity Real Estate Investment Trusts–3.39%
Agree Realty	353	23,379
Alexandria Real Estate Equities	580	110,821
American Homes 4 Rent Class A	978	37,281
Americold Realty Trust	307	8,918
Apple Hospitality REIT	3,359	52,837
AvalonBay Communities	400	88,656
Boston Properties	439	47,566
Brixmor Property Group	2,845	62,903
Camden Property Trust	349	51,467
Care Trust REIT	1,090	22,149
†Chatham Lodging Trust	1,178	14,431
Columbia Property Trust	1,040	19,781
Cousins Properties	1,379	51,423
Digital Realty Trust	811	117,149
†DigitalBridge Group	624	3,763
Douglas Emmett	466	14,730
Duke Realty	962	46,051
Equinix	325	256,792
Equity LifeStyle Properties	849	66,307
Equity Residential	12,946	1,047,590
Essential Properties Realty Trust	922	25,742
Essex Property Trust	352	112,548
Extra Space Storage	680	114,233
Federal Realty Investment Trust	134	15,811
Four Corners Property Trust	1,356	36,422
Gaming and Leisure Properties	1,050	48,636
Healthcare Trust of America Class A	2,195	65,104
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Healthpeak Properties	1,651	$ 55,275
Highwoods Properties	1,076	47,193
†Host Hotels & Resorts	542	8,851
Invitation Homes	2,983	114,338
Iron Mountain	6,910	300,239
Kilroy Realty	655	43,368
Kimco Realty	2,008	41,666
Kite Realty Group Trust	1,323	26,936
Lamar Advertising Class A	52	5,899
Lexington Realty Trust	4,225	53,869
Life Storage	635	72,860
Medical Properties Trust	10,699	214,729
Mid-America Apartment Communities	141	26,332
National Health Investors	31	1,659
National Retail Properties	894	38,612
National Storage Affiliates Trust	121	6,388
Omega Healthcare Investors	6,217	186,261
Outfront Media	408	10,282
Piedmont Office Realty Trust Class A	1,247	21,735
Plymouth Industrial REIT	382	8,691
Prologis	2,804	351,706
Public Storage	437	129,833
Realty Income	1,369	88,793
Regency Centers	674	45,380
Retail Opportunity Investments	949	16,532
Sabra Health Care REIT	733	10,790
Simon Property Group	1,090	141,667
SITE Centers	3,227	49,825
Spirit Realty Capital	705	32,458
STORE Capital	1,411	45,194
Sun Communities	461	85,331
Terreno Realty	399	25,229
UDR	894	47,364
Urban Edge Properties	1,038	19,006
Ventas	245	13,526
VEREIT	38	1,719
VICI Properties	8,475	240,775
Welltower	1,447	119,233
WP Carey	384	28,047
		5,340,081
Food Products–1.45%
Archer-Daniels-Midland	17,300	1,038,173
Conagra Brands	29,700	1,005,939
Kellogg	3,697	236,312
		2,280,424
Health Care Equipment & Supplies–0.47%
Baxter International	3,342	268,797
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
Smith & Nephew	27,710	$ 477,383
		746,180
Health Care Providers & Services–2.15%
AmerisourceBergen	3,185	380,448
Cardinal Health	12,205	603,660
Cigna	4,300	860,688
CVS Health	12,108	1,027,485
Humana	453	176,285
†Molina Healthcare	726	196,971
UnitedHealth Group	345	134,805
		3,380,342
Household Durables–0.12%
Newell Brands	3,269	72,376
PulteGroup	2,449	112,458
		184,834
Household Products–0.42%
Clorox	1,036	171,572
Colgate-Palmolive	1,753	132,492
Essity Class B	11,590	359,452
		663,516
Industrial Conglomerates–0.60%
Honeywell International	4,422	938,702
		938,702
Insurance–2.23%
American Financial Group	2,628	330,682
American International Group	18,800	1,031,932
MetLife	22,614	1,395,962
Principal Financial Group	5,608	361,155
Prudential Financial	3,675	386,610
		3,506,341
Interactive Media & Services–0.62%
†Alphabet Class A	93	248,637
†Alphabet Class C	138	367,813
†Facebook Class A	1,049	356,020
		972,470
Internet & Direct Marketing Retail–0.83%
†Amazon.com	339	1,113,629
eBay	2,759	192,219
		1,305,848
IT Services–2.01%
†Amadeus IT Group	6,330	416,335
Cognizant Technology Solutions Class A	13,741	1,019,720

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Fidelity National Information Services	6,982	$ 849,570
International Business Machines	1,781	247,434
Paychex	3,181	357,704
Western Union	13,415	271,251
		3,162,014
Leisure Products–0.21%
Sturm Ruger	4,481	330,608
		330,608
Machinery–0.59%
Dover	5,972	928,646
		928,646
Media–0.61%
Comcast Class A	17,047	953,439
		953,439
Mortgage Real Estate Investment Trusts (REITs)–0.31%
AGNC Investment	20,557	324,184
Annaly Capital Management	20,133	169,520
		493,704
Multiline Retail–1.21%
Dollar General	4,362	925,355
†Dollar Tree	10,200	976,344
		1,901,699
Oil, Gas & Consumable Fuels–2.31%
Chevron	1,783	180,885
ConocoPhillips	23,722	1,607,640
EOG Resources	4,877	391,477
Exxon Mobil	11,083	651,902
Kinder Morgan	20,120	336,607
Marathon Petroleum	4,400	271,964
Williams	7,239	187,780
		3,628,255
Pharmaceuticals–3.38%
Bristol-Myers Squibb	7,369	436,024
Eli Lilly & Co.	771	178,140
Johnson & Johnson	10,691	1,726,596
Merck & Co.	19,566	1,469,602
Organon & Co.	469	15,379
Pfizer	13,047	561,151
Viatris	68,710	931,021
		5,317,913
Real Estate Management & Development–0.00%
eXp World Holdings	136	5,409
		5,409
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–2.30%
Analog Devices	1,249	$ 209,182
Broadcom	3,161	1,532,864
†Enphase Energy	880	131,974
Lam Research	684	389,299
Monolithic Power Systems	907	439,605
NVIDIA	853	176,707
QUALCOMM	2,858	368,625
†Xilinx	2,478	374,153
		3,622,409
Software–2.58%
†Adobe	925	532,541
†Dropbox Class A	11,742	343,101
Microsoft	7,209	2,032,361
Oracle	11,000	958,430
†Paycom Software	382	189,377
		4,055,810
Specialty Retail–2.82%
Bath & Body Works	3,431	216,256
Best Buy	1,709	180,658
Buckle	9,099	360,230
Haverty Furniture	3,838	129,379
Home Depot	2,040	669,650
Lowe's Companies	7,419	1,505,018
Ross Stores	3,005	327,094
TJX	5,799	382,618
Tractor Supply	2,152	436,017
†Ulta Beauty	542	195,619
†Victoria's Secret & Co.	691	38,185
		4,440,724
Technology Hardware, Storage & Peripherals–1.98%
Apple	16,313	2,308,290
HP	12,683	347,007
NetApp	5,023	450,864
		3,106,161
Textiles, Apparel & Luxury Goods–0.23%
NIKE Class B	2,518	365,689
		365,689
Tobacco–0.27%
Philip Morris International	4,469	423,616
		423,616
Total U.S. Markets (Cost $53,806,560)		69,039,155
§DEVELOPED MARKETS–6.83%
Beverages–0.80%
Asahi Group Holdings	5,300	255,753
Diageo	18,240	883,090

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Kirin Holdings	6,100	$ 113,215
		1,252,058
Chemicals–0.36%
Air Liquide	3,500	560,560
		560,560
Commercial Services & Supplies–0.36%
Securitas Class B	35,400	560,297
		560,297
Diversified Telecommunication Services–0.19%
Orange	27,770	300,329
		300,329
Food & Staples Retailing–0.80%
Koninklijke Ahold Delhaize	16,340	544,091
Lawson	4,200	206,314
Seven & i Holdings	11,300	514,426
		1,264,831
Food Products–0.76%
Danone	7,900	538,606
Nestle	5,510	663,900
		1,202,506
Health Care Providers & Services–0.37%
Fresenius Medical Care & Co.	8,330	584,302
		584,302
Hotels, Restaurants & Leisure–0.24%
†Sodexo	4,240	370,558
		370,558
Machinery–0.12%
Knorr-Bremse	1,760	188,305
		188,305
Media–0.28%
Publicis Groupe	6,640	446,061
		446,061
Multiline Retail–0.09%
Next	1,240	136,401
		136,401
Personal Products–0.25%
Kao	6,700	398,741
		398,741
Pharmaceuticals–0.72%
Novo Nordisk	6,210	598,579
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Roche Holding	1,440	$ 525,556
		1,124,135
Software–0.30%
SAP	3,540	478,711
		478,711
Specialty Retail–0.16%
†Hennes & Mauritz Class B	12,340	249,782
		249,782
Textiles, Apparel & Luxury Goods–0.56%
Adidas	1,180	370,822
Swatch Group	1,980	516,546
		887,368
Tobacco–0.24%
Altria Group	8,297	377,679
		377,679
Wireless Telecommunication Services–0.23%
KDDI	11,100	365,447
		365,447
Total Developed Markets (Cost $9,719,594)		10,748,071
Total Common Stock (Cost $63,526,154)		79,787,226

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
•Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	19	22
Total Agency Collateralized Mortgage Obligations (Cost $18)		22
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.22%
•FREMF Mortgage Trust
Series 2012-K22 B 3.81% 8/25/45	35,000	35,872
Series 2013-K24 B 3.63% 11/25/45	260,000	266,629
Series 2014-K717 C 3.70% 11/25/47	7,072	7,065
Series 2017-K71 B 3.88% 11/25/50	35,000	38,157
Total Agency Commercial Mortgage-Backed Securities (Cost $336,979)		347,723

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–9.32%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	331,087	$ 343,046
2.50% 7/1/36	192,665	201,324
Fannie Mae S.F. 20 yr
2.00% 3/1/41	153,181	155,314
2.00% 4/1/41	69,508	70,275
2.00% 5/1/41	442,096	449,073
3.00% 3/1/33	183,678	194,600
3.00% 12/1/37	186,266	195,846
3.00% 1/1/38	147,616	155,740
Fannie Mae S.F. 30 yr
2.00% 12/1/50	57,704	58,219
2.00% 1/1/51	58,163	58,482
2.00% 2/1/51	223,251	224,926
2.00% 5/1/51	549,577	552,092
2.50% 1/1/51	185,884	191,824
2.50% 5/1/51	114,802	118,561
2.50% 7/1/51	698,814	721,720
2.50% 8/1/51	188,903	196,387
2.50% 9/1/51	290,544	300,019
3.00% 1/1/47	7,386	7,879
3.00% 7/1/47	630,630	666,631
3.00% 10/1/47	53,154	54,755
3.00% 2/1/48	413,342	443,595
3.00% 3/1/48	184,452	195,928
3.00% 11/1/48	70,861	74,682
3.00% 3/1/50	7,058	7,508
3.00% 7/1/50	126,853	136,249
3.00% 8/1/50	216,631	227,566
3.00% 5/1/51	34,106	36,279
3.50% 7/1/47	126,378	136,775
3.50% 2/1/48	500,719	543,459
3.50% 11/1/48	72,974	77,659
3.50% 12/1/49	652,794	709,466
3.50% 1/1/50	98,855	104,581
3.50% 3/1/50	69,213	73,977
3.50% 8/1/51	63,808	67,847
4.00% 6/1/48	76,968	84,377
4.50% 6/1/40	7,941	8,898
4.50% 7/1/40	10,482	11,339
4.50% 2/1/41	34,428	38,192
4.50% 8/1/41	20,858	23,451
4.50% 2/1/44	119,139	131,272
4.50% 10/1/45	35,186	39,266
4.50% 5/1/46	46,041	51,557
4.50% 4/1/48	257,545	288,397
4.50% 12/1/48	60,032	64,747
4.50% 1/1/49	222,365	245,803
4.50% 1/1/50	60,066	65,698
5.50% 5/1/44	367,885	426,118
6.00% 6/1/41	76,367	89,865
6.00% 7/1/41	134,016	158,334
Fannie Mae S.F. 30 yr TBA 2.00% 10/14/51	169,000	169,456
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
1.50% 3/1/36	239,065	$ 242,026
2.00% 12/1/35	245,800	255,153
3.00% 3/1/35	227,337	241,260
Freddie Mac S.F. 20 yr
2.00% 3/1/41	175,871	178,321
2.00% 4/1/41	159,159	161,671
2.50% 6/1/41	644,942	668,079
Freddie Mac S.F. 30 yr
2.00% 9/1/51	279,000	280,363
2.50% 10/1/50	376,842	391,538
2.50% 11/1/50	140,072	145,257
2.50% 2/1/51	85,255	88,889
3.00% 8/1/48	85,788	91,647
3.00% 11/1/49	11,083	11,622
3.00% 12/1/49	11,073	11,655
3.00% 1/1/50	42,426	44,709
3.00% 8/1/51	90,447	96,356
3.50% 11/1/48	662,362	723,631
4.00% 10/1/47	126,199	135,410
4.50% 8/1/48	271,628	296,975
4.50% 12/1/48	569,973	622,051
4.50% 3/1/49	41,184	44,835
4.50% 4/1/49	54,771	60,192
4.50% 8/1/49	114,618	127,562
5.50% 9/1/41	56,537	65,800
GNMA I S.F. 30 yr 3.00% 3/15/50	33,409	34,887
GNMA II S.F. 30 yr 5.50% 5/20/37	2,644	3,070
Total Agency Mortgage-Backed Securities (Cost $14,358,127)		14,672,013
CORPORATE BONDS–16.99%
Aerospace & Defense–0.41%
Lockheed Martin 1.85% 6/15/30	500,000	497,528
Teledyne Technologies
2.25% 4/1/28	75,000	76,386
2.75% 4/1/31	65,000	66,495
		640,409
Agriculture–0.17%
BAT Capital 2.26% 3/25/28	75,000	74,439
BAT International Finance 1.67% 3/25/26	45,000	45,025
Bunge Limited Finance 1.63% 8/17/25	155,000	156,614
		276,078
Airlines–0.06%
Southwest Airlines
5.13% 6/15/27	63,000	73,677
5.25% 5/4/25	15,000	16,936
		90,613

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.16%
General Motors Financial
4.35% 4/9/25	210,000	$ 230,584
5.25% 3/1/26	18,000	20,570
		251,154
Banks–3.82%
μBank of America
1.90% 7/23/31	145,000	139,820
2.09% 6/14/29	55,000	54,912
2.48% 9/21/36	510,000	499,908
Bank of Montreal 1.85% 5/1/25	445,000	457,904
Barclays 5.20% 5/12/26	415,000	474,494
μCredit Suisse Group 3.87% 1/12/29	475,000	518,431
Goldman Sachs Group
μ1.54% 9/10/27	365,000	363,539
2.60% 2/7/30	50,000	51,461
μJPMorgan Chase & Co.
1.47% 9/22/27	15,000	14,904
2.58% 4/22/32	165,000	167,288
3.33% 4/22/52	30,000	31,427
4.02% 12/5/24	265,000	283,836
4.60% 5/25/47	60,000	61,350
KeyBank 3.40% 5/20/26	250,000	271,795
Morgan Stanley
μ2.48% 9/16/36	117,000	114,511
μ3.62% 4/1/31	45,000	49,597
5.00% 11/24/25	180,000	205,765
PNC Financial Services Group 2.60% 7/23/26	550,000	584,565
State Street
3.10% 5/15/23	25,000	26,129
3.30% 12/16/24	480,000	519,866
SVB Financial Group 1.80% 2/2/31	30,000	28,788
μTruist Bank 2.64% 9/17/29	522,000	545,683
μTruist Financial
1.89% 6/7/29	50,000	49,951
4.95% 4/25/56	65,000	71,001
U.S. Bancorp
3.00% 7/30/29	70,000	75,194
3.10% 4/27/26	65,000	70,170
3.38% 2/5/24	165,000	175,389
μWells Fargo & Co. 3.90% 1/31/31	95,000	97,969
		6,005,647
Beverages–0.35%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	285,000	312,594
4.50% 6/1/50	195,000	232,776
		545,370
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.40%
Amgen
2.00% 1/15/32	35,000	$ 33,659
2.20% 2/21/27	25,000	25,867
2.80% 8/15/41	25,000	24,157
Gilead Sciences 4.15% 3/1/47	410,000	479,728
Regeneron Pharmaceuticals 1.75% 9/15/30	35,000	33,296
Royalty Pharma 1.75% 9/2/27	30,000	29,870
		626,577
Chemicals–0.10%
LyondellBasell Industries 4.63% 2/26/55	90,000	108,593
Westlake Chemical 3.13% 8/15/51	50,000	47,169
		155,762
Commercial Services–0.18%
Global Payments 2.65% 2/15/25	274,000	286,387
		286,387
Computers–0.46%
Apple 2.05% 9/11/26	435,000	452,664
International Business Machines 3.00% 5/15/24	250,000	265,195
		717,859
Diversified Financial Services–1.22%
AerCap Ireland Capital 4.45% 4/3/26	325,000	354,002
Air Lease
2.88% 1/15/26	410,000	428,407
3.00% 2/1/30	345,000	350,074
μCharles Schwab 4.00% 8/2/28	35,000	36,488
Jefferies Group
4.15% 1/23/30	475,000	534,263
6.45% 6/8/27	25,000	31,153
6.50% 1/20/43	15,000	20,811
Mastercard
3.30% 3/26/27	135,000	148,409
3.85% 3/26/50	15,000	17,837
		1,921,444
Electric–1.97%
AEP Texas 3.45% 1/15/50	20,000	20,641
Duke Energy Indiana
2.75% 4/1/50	125,000	119,554
3.25% 10/1/49	275,000	284,560
Entergy Louisiana 4.95% 1/15/45	20,000	21,804
Entergy Mississippi 2.85% 6/1/28	165,000	174,538
Entergy Texas 3.55% 9/30/49	325,000	345,637

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Kansas Central 3.45% 4/15/50	80,000	$ 85,673
FirstEnergy Transmission 4.55% 4/1/49	25,000	29,260
National Rural Utilities Cooperative Finance 2.85% 1/27/25	330,000	348,501
Nevada Power 3.13% 8/1/50	165,000	166,940
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	146,909
3.15% 4/1/24	160,000	169,190
Pacific Gas and Electric 3.25% 6/1/31	315,000	313,855
PacifiCorp
2.70% 9/15/30	15,000	15,613
3.30% 3/15/51	20,000	20,770
Southern California Edison
4.00% 4/1/47	85,000	91,149
4.88% 3/1/49	130,000	155,218
Southwestern Electric Power 4.10% 9/15/28	460,000	519,015
WEC Energy Group 1.80% 10/15/30	40,000	38,301
Xcel Energy 2.60% 12/1/29	25,000	25,847
		3,092,975
Gas–0.02%
NiSource 0.95% 8/15/25	30,000	29,642
		29,642
Health Care Products–0.05%
Stryker 1.95% 6/15/30	55,000	54,237
Thermo Fisher Scientific 2.80% 10/15/41	30,000	29,924
		84,161
Insurance–0.05%
Aon 2.90% 8/23/51	85,000	81,922
		81,922
Internet–0.25%
Amazon.com
1.20% 6/3/27	25,000	24,911
1.50% 6/3/30	375,000	364,717
		389,628
Machinery Construction & Mining–0.20%
Caterpillar
2.60% 4/9/30	240,000	252,287
3.25% 4/9/50	55,000	59,826
		312,113
Machinery Diversified–0.45%
Otis Worldwide
2.57% 2/15/30	620,000	636,498
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Otis Worldwide (continued)
3.11% 2/15/40	60,000	$ 61,500
3.36% 2/15/50	10,000	10,461
		708,459
Media–1.42%
Charter Communications Operating 4.40% 12/1/61	250,000	259,990
Comcast
3.20% 7/15/36	105,000	111,832
3.75% 4/1/40	300,000	337,057
Discovery Communications 4.00% 9/15/55	505,000	528,078
Time Warner Cable 7.30% 7/1/38	165,000	236,696
Time Warner Entertainment 8.38% 3/15/23	65,000	72,205
ViacomCBS
4.38% 3/15/43	570,000	652,057
4.95% 1/15/31	30,000	35,840
		2,233,755
Mining–0.40%
Newmont
2.25% 10/1/30	95,000	94,500
2.80% 10/1/29	520,000	540,835
		635,335
Oil & Gas–0.50%
Cenovus Energy
2.65% 1/15/32	10,000	9,811
3.75% 2/15/52	140,000	136,044
Chevron 3.90% 11/15/24	55,000	60,053
Marathon Oil 4.40% 7/15/27	520,000	584,106
		790,014
Pharmaceuticals–0.86%
AbbVie
2.95% 11/21/26	30,000	32,135
4.05% 11/21/39	217,000	249,378
Bristol-Myers Squibb 2.90% 7/26/24	310,000	329,140
Cigna
2.40% 3/15/30	35,000	35,581
3.20% 3/15/40	30,000	30,894
CVS Health
3.75% 4/1/30	35,000	38,883
4.30% 3/25/28	237,000	270,335
4.78% 3/25/38	305,000	373,973
		1,360,319
Pipelines–0.94%
Energy Transfer Operating
5.25% 4/15/29	140,000	164,104

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating (continued)
6.25% 4/15/49	230,000	$ 302,222
Enterprise Products Operating 3.30% 2/15/53	20,000	19,505
Kinder Morgan 3.60% 2/15/51	305,000	308,247
MPLX
1.75% 3/1/26	30,000	30,185
4.00% 3/15/28	85,000	93,864
4.13% 3/1/27	105,000	117,239
4.70% 4/15/48	35,000	40,410
5.50% 2/15/49	295,000	373,938
Tennessee Gas Pipeline 2.90% 3/1/30	30,000	31,024
		1,480,738
Real Estate Investment Trusts–0.32%
American Tower 1.88% 10/15/30	480,000	460,974
Crown Castle International 1.05% 7/15/26	45,000	44,041
		505,015
Retail–0.25%
Home Depot 2.70% 4/15/30	270,000	285,677
Lowe's Companies
1.70% 10/15/30	40,000	38,243
3.00% 10/15/50	65,000	63,384
		387,304
Semiconductors–0.41%
Broadcom 3.47% 4/15/34	298,000	306,862
NXP
3.25% 5/11/41	65,000	67,133
4.88% 3/1/24	250,000	272,681
		646,676
Software–0.04%
Oracle 2.95% 4/1/30	65,000	68,090
		68,090
Telecommunications–1.51%
AT&T
3.10% 2/1/43	44,000	42,185
3.50% 6/1/41	30,000	30,802
3.50% 9/15/53	435,000	430,528
T-Mobile USA
2.55% 2/15/31	25,000	25,089
3.00% 2/15/41	565,000	546,656
3.50% 4/15/25	45,000	48,479
3.75% 4/15/27	45,000	49,576
Verizon Communications
2.10% 3/22/28	20,000	20,302
2.55% 3/21/31	40,000	40,492
3.40% 3/22/41	35,000	36,552
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
3.55% 3/22/51	35,000	$ 36,911
4.50% 8/10/33	350,000	416,748
4.52% 9/15/48	95,000	116,575
Vodafone Group
4.25% 9/17/50	210,000	242,005
4.88% 6/19/49	230,000	286,774
		2,369,674
Water–0.02%
Essential Utilities 2.70% 4/15/30	30,000	30,941
		30,941
Total Corporate Bonds (Cost $25,802,951)		26,724,061
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,919
Total Municipal Bond (Cost $11,219)		12,919
NON-AGENCY ASSET-BACKED SECURITIES–2.49%
•AMMC CLO
Series 2017-21A A 1.38% (LIBOR03M + 1.25%) 11/2/30	100,000	100,005
Series 2018-22A A 1.16% (LIBOR03M + 1.03%) 4/25/31	100,000	99,795
•Apex Credit CLO Series 2018-1A A2 1.16% (LIBOR03M + 1.03%) 4/25/31	100,000	99,448
•Bethpage Park CLO Series 2021-1A A 1.00% (LIBOR03M + 1.13%) 1/15/35	250,000	250,000
•Cedar Funding IX CLO Series 2018-9A A1 1.11% (LIBOR03M + 0.98%) 4/20/31	500,000	500,673
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	215,000	211,987
Dominos Pizza 2.66% 4/25/51	349,125	359,046
•ICG US CLO Series 2014-1A A1A2 1.29% (LIBOR03M + 1.20%) 10/20/34	250,000	250,102
•Man GLG US CLO Series 2018-1A A1R 1.27% (LIBOR03M + 1.14%) 4/22/30	250,000	250,000

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	100,000	$ 101,501
•Morgan Stanley Eaton Vance CLO Series 2021-1A A 1.00% (LIBOR03M + 1.16%) 10/20/34	250,000	250,000
•Octagon Investment Partners 33 Series 2017-1A A1 1.32% (LIBOR03M + 1.19%) 1/20/31	250,000	250,002
•Sound Point CLO XXI Series 2018-3A A1A 1.31% (LIBOR03M + 1.18%) 10/26/31	250,000	250,116
Taco Bell Funding Series 2021-1A A2I 1.95% 8/25/51	300,000	299,760
Tesla Auto Lease Trust Series 2021-A A2 0.36% 3/20/25	155,406	155,496
Trafigura Securitisation Finance Series 2021-1A A2 1.08% 1/15/25	500,000	497,654
Total Non-Agency Asset-Backed Securities (Cost $3,912,157)		3,925,585
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.23%
•Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	3,746	3,819
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	98,372	99,288
•JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	8,243	8,480
Series 2014-2 B2 3.42% 6/25/29	45,046	46,676
Series 2021-10 A3 2.50% 12/25/51	98,703	99,867
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	98,582	99,622
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	6,667	6,686
Total Non-Agency Collateralized Mortgage Obligations (Cost $365,034)		364,438
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.57%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	76,410
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	$ 54,182
Series 2019-BN20 A3 3.01% 9/15/62	395,000	424,176
Series 2020-BN25 A5 2.65% 1/15/63	800,000	837,834
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	252,434
Series 2020-B20 A5 2.03% 10/15/53	50,000	49,771
Series 2020-B21 A5 1.98% 12/17/53	45,000	44,538
Series 2021-B24 A5 2.58% 3/15/54	47,000	48,868
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	173,403
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	63,595
Series 2019-CD8 A4 2.91% 8/15/57	400,000	424,533
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	104,705
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	48,385
Series 2016-P3 A4 3.33% 4/15/49	145,000	156,206
Series 2019-C7 A4 3.10% 12/15/72	500,000	539,643
Series 2020-555 A 2.65% 12/10/41	100,000	103,607
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	40,898
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,276
Series 2014-CR20 AM 3.94% 11/10/47	85,000	90,560
Series 2015-3BP A 3.18% 2/10/35	100,000	105,629
Series 2015-CR23 A4 3.50% 5/10/48	35,000	37,800
Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	54,833
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	80,247

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	$ 203,896
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	32,719
Series 2017-GS5 A4 3.67% 3/10/50	65,000	71,720
Series 2019-GC39 A4 3.57% 5/10/52	20,000	22,228
Series 2020-GC47 A5 2.38% 5/12/53	35,000	35,868
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	199,173	215,869
Series 2015-C33 A4 3.77% 12/15/48	220,000	241,722
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	79,718
Series 2017-C7 A5 3.41% 10/15/50	195,000	214,356
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	35,591
Series 2015-JP1 A5 3.91% 1/15/49	30,000	33,083
Series 2016-JP2 AS 3.06% 8/15/49	60,000	62,410
Series 2016-WIKI A 2.80% 10/5/31	20,000	20,002
Series 2016-WIKI B 3.20% 10/5/31	35,000	34,983
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	9,443	3,305
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	42,797
Series 2015-C26 A5 3.53% 10/15/48	35,000	38,004
Series 2016-C29 A4 3.33% 5/15/49	35,000	37,449
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	24,032	23,209
Series 2019-L3 A4 3.13% 11/15/52	100,000	107,859
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	70,718
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	63,089
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2017-C38 A5 3.45% 7/15/50	70,000	$ 76,765
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,424,405)		5,611,893
U.S. TREASURY OBLIGATIONS–10.14%
U.S. Treasury Bonds
1.75% 8/15/41	285,000	272,442
2.00% 8/15/51	285,000	279,968
2.25% 8/15/46	480,000	495,731
U.S. Treasury Notes
0.38% 9/15/24	3,530,000	3,514,832
0.88% 6/30/26	2,210,000	2,202,231
0.88% 9/30/26	2,180,000	2,168,249
1.13% 8/31/28	370,000	365,606
1.25% 6/30/28	3,335,000	3,327,965
1.25% 8/15/31	2,595,000	2,532,152
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	792,180
Total U.S. Treasury Obligations (Cost $15,990,971)		15,951,356

	Number of Shares
EXCHANGE-TRADED FUNDS–2.03%
iShares Core MSCI EAFE ETF	3,010	223,492
iShares Core MSCI Emerging Markets ETF	24,010	1,482,858
iShares Global Infrastructure ETF	32,410	1,487,619
Total Exchange-Traded Funds (Cost $3,239,978)		3,193,969
MONEY MARKET FUND–3.50%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	5,503,600	5,503,600
Total Money Market Fund (Cost $5,503,600)		5,503,600

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT—0.95%
EXCHANGE-TRADED FUND–0.95%
Xtrackers USD High Yield Corporate Bond ETF 0.00%	37,270	$ 1,493,782
		1,493,782
Total Short-Term Investment (Cost $1,489,429)		1,493,782
TOTAL INVESTMENTS–100.17% (Cost $139,961,022)	$157,588,587
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(264,273)
NET ASSETS APPLICABLE TO 12,221,608 SHARES OUTSTANDING–100.00%	$157,324,314

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
^ Zero coupon security.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(22)	U.S. Treasury 10 yr Notes	$(2,895,406)	$(2,926,637)	12/21/21	$31,231	$—
(9)	U.S. Treasury 10 yr Ultra Notes	(1,307,250)	(1,332,964)	12/21/21	25,714	—
4	U.S. Treasury Long Bonds	636,875	649,540	12/21/21	—	(12,665)
Total Futures Contracts					$56,945	$(12,665)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,342,545	$—	$—	$2,342,545
Air Freight & Logistics	2,549	—	—	2,549
Automobiles	101,588	—	—	101,588
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Banks	$2,060,710	$—	$—	$2,060,710
Biotechnology	828,558	—	—	828,558
Capital Markets	2,175,578	—	—	2,175,578
Chemicals	1,150,350	—	—	1,150,350
Communications Equipment	2,209,246	—	—	2,209,246
Consumer Finance	1,530,490	—	—	1,530,490
Diversified Telecommunication Services	1,894,001	—	—	1,894,001
Electric Utilities	1,344,995	—	—	1,344,995
Electronic Equipment, Instruments & Components	182,914	—	—	182,914
Entertainment	1,160,797	—	—	1,160,797
Equity Real Estate Investment Trusts	5,340,081	—	—	5,340,081
Food Products	2,280,424	—	—	2,280,424
Health Care Equipment & Supplies	268,797	477,383	—	746,180
Health Care Providers & Services	3,380,342	—	—	3,380,342
Household Durables	184,834	—	—	184,834
Household Products	304,064	359,452	—	663,516
Industrial Conglomerates	938,702	—	—	938,702
Insurance	3,506,341	—	—	3,506,341
Interactive Media & Services	972,470	—	—	972,470
Internet & Direct Marketing Retail	1,305,848	—	—	1,305,848
IT Services	2,745,679	416,335	—	3,162,014
Leisure Products	330,608	—	—	330,608
Machinery	928,646	—	—	928,646
Media	953,439	—	—	953,439
Mortgage Real Estate Investment Trusts (REITs)	493,704	—	—	493,704
Multiline Retail	1,901,699	—	—	1,901,699
Oil, Gas & Consumable Fuels	3,628,255	—	—	3,628,255
Pharmaceuticals	5,317,913	—	—	5,317,913
Real Estate Management & Development	5,409	—	—	5,409
Semiconductors & Semiconductor Equipment	3,622,409	—	—	3,622,409
Software	4,055,810	—	—	4,055,810
Specialty Retail	4,440,724	—	—	4,440,724
Technology Hardware, Storage & Peripherals	3,106,161	—	—	3,106,161
Textiles, Apparel & Luxury Goods	365,689	—	—	365,689
Tobacco	423,616	—	—	423,616
Developed Markets
Beverages	—	1,252,058	—	1,252,058
Chemicals	—	560,560	—	560,560
Commercial Services & Supplies	—	560,297	—	560,297
Diversified Telecommunication Services	—	300,329	—	300,329
Food & Staples Retailing	—	1,264,831	—	1,264,831
Food Products	—	1,202,506	—	1,202,506
Health Care Providers & Services	—	584,302	—	584,302
Hotels, Restaurants & Leisure	—	370,558	—	370,558
Machinery	—	188,305	—	188,305
Media	—	446,061	—	446,061
Multiline Retail	—	136,401	—	136,401
Personal Products	—	398,741	—	398,741
Pharmaceuticals	—	1,124,135	—	1,124,135
Software	—	478,711	—	478,711
Specialty Retail	—	249,782	—	249,782
Textiles, Apparel & Luxury Goods	—	887,368	—	887,368
Tobacco	377,679	—	—	377,679
Wireless Telecommunication Services	—	365,447	—	365,447
Agency Collateralized Mortgage Obligation	—	22	—	22
Agency Commercial Mortgage-Backed Securities	—	347,723	—	347,723
LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$14,672,013	$—	$14,672,013
Corporate Bonds	—	26,724,061	—	26,724,061
Municipal Bond	—	12,919	—	12,919
Non-Agency Asset-Backed Securities	—	3,925,585	—	3,925,585
Non-Agency Collateralized Mortgage Obligations	—	364,438	—	364,438
Non-Agency Commercial Mortgage-Backed Securities	—	5,611,893	—	5,611,893
U.S. Treasury Obligations	—	15,951,356	—	15,951,356
Exchange-Traded Funds	3,193,969	—	—	3,193,969
Money Market Fund	5,503,600	—	—	5,503,600
Short-Term Investment	1,493,782	—	—	1,493,782
Total Investments	$78,355,015	$79,233,572	$—	$157,588,587
Derivatives:

Assets:
Futures Contracts	$56,945	$—	$—	$56,945
Liabilities:
Futures Contract	$(12,665)	$—	$—	$(12,665)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Wealth Builder Fund–15